Summary Prospectus Supplement	November 30, 2016

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2016

The sub-section Portfolio managers in the section Your fund’s management is replaced in its entirety with the following:

Aaron Cooper, Chief Investment Officer – Equities, portfolio manager of the fund since 2011

Samuel Cox, Co-Director of Equity Research, portfolio manager of the fund since 2016

Kathryn Lakin, Co-Director of Equity Research, portfolio manager of the fund since 2016

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